Equity - Schedule of changes in revaluation, cash flow, and property reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Opening balance	€ (2,192)	€ (540)
Closing balance	(2,767)	(2,192)	€ (540)
Reserve of gain loss FVOCI | Equity securities
Disclosure of equity [Line Items]
Opening balance	1,187	1,282	1,181
Unrealised revaluations	(35)	(118)	94
Realised revaluations transferred to retained earnings	1	23	6
Closing balance	1,152	1,187	1,282
Reserve of gain loss FVOCI | Debt securities
Disclosure of equity [Line Items]
Opening balance	(341)	96	309
Unrealised revaluations	53	(412)	(173)
Realised gains/losses transferred to the statement of profit or loss	9	(25)	(40)
Closing balance	(280)	(341)	96
Cash flow hedge
Disclosure of equity [Line Items]
Opening balance	(3,055)	(153)	1,450
Unrealised revaluations	997	(2,901)	(1,603)
Closing balance	(2,058)	(3,055)	(153)
Credit liability
Disclosure of equity [Line Items]
Opening balance	70	(80)	(117)
Realised revaluations transferred to retained earnings		(15)
Changes in credit liability reserve	(39)	165	37
Closing balance	31	70	(80)
Property in own use
Disclosure of equity [Line Items]
Opening balance	176	208	221
Unrealised revaluations	10	15	(2)
Realised revaluations transferred to retained earnings	(8)	(26)	(11)
Closing balance	€ 178	176	208
Property in own use | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Opening balance		€ (20)
Closing balance			€ (20)